AB Active ETFs, Inc.

AB Tax-Aware Intermediate Municipal ETF

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.7%
Long-Term Municipal Bonds – 96.1%
Alabama – 1.3%
County of Jefferson AL Sewer Revenue Series 2024 5.25%, 10/01/2044	$100	$109,636
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 1.00%, 06/01/2049(a)	200	212,718

		322,354

Arizona – 2.2%
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	300	310,261
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2019-A 4.125%, 09/01/2042	250	244,337

		554,598

California – 8.9%
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	250	265,878
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	200	211,576
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	100	83,026
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 3.95%, 01/01/2050(b)	200	199,972
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(b)	100	67,466
Golden State Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066	155	17,572
Series 2022 5.00%, 06/01/2051	360	377,626
San Francisco Intl Airport (SFO Fuel Co. LLC) Series 2019 5.00%, 01/01/2047	1,000	1,033,234

		2,256,350

	Principal Amount (000)	U.S. $ Value

Connecticut – 4.1%
State of Connecticut Special Tax Revenue Series 2018-B 5.00%, 10/01/2025	$1,000	$1,029,913

District of Columbia – 6.1%
Metropolitan Washington Airports Authority Aviation Revenue Series 2023-A 5.00%, 10/01/2035	1,000	1,117,996
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2020-A 5.00%, 07/15/2045	400	430,355

		1,548,351

Georgia – 8.1%
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	300	315,277
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2043	1,000	1,025,387
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2063	700	707,681

		2,048,345

Guam – 1.5%
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	370	379,435

Illinois – 2.8%
Chicago Board of Education Series 2023-A 6.00%, 12/01/2049	140	155,115
Metropolitan Pier & Exposition Authority Series 2017 4.85%, 12/15/2042(c)	100	73,735
Series 2020 5.00%, 06/15/2050	210	215,850
State of Illinois Series 2023-B 5.50%, 05/01/2047	250	274,047

		718,747

Indiana – 1.5%
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053	150	161,148

	Principal Amount (000)	U.S. $ Value

Series 2023-F 7.75%, 03/01/2067	$100	$105,454
BAM Series 2023 5.25%, 03/01/2067	100	106,601

		373,203

Kentucky – 0.8%
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	200	215,579

Maryland – 5.6%
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2047	370	379,248
State of Maryland Series 2017-B 5.00%, 08/01/2025	1,000	1,028,552

		1,407,800

Massachusetts – 4.2%
Commonwealth of Massachusetts Series 2016-H 5.00%, 12/01/2026	1,000	1,061,620

New Hampshire – 3.8%
New Hampshire Business Finance Authority (University of Nevada Reno) BAM Series 2023 4.50%, 06/01/2053	960	960,656

New Jersey – 2.1%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2023-B 5.25%, 06/15/2050	425	465,578
AGM Series 2006-C Zero Coupon, 12/15/2033	100	73,143

		538,721

New York – 8.0%
Metropolitan Transportation Authority Series 2017 Zero Coupon, 11/15/2033	425	302,924
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2015-C 5.00%, 11/01/2025	1,250	1,277,463
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 6.00%, 06/30/2054	100	110,081
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	250	248,327
5.25%, 01/01/2050	100	100,025

		2,038,820

	Principal Amount (000)	U.S. $ Value

Ohio – 0.4%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	$100	$95,289

Oregon – 1.9%
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2047	500	478,030

Pennsylvania – 14.6%
Commonwealth of Pennsylvania Series 2023 5.00%, 09/01/2025	1,000	1,029,308
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.50%, 06/30/2039	300	339,119
Pittsburgh Water & Sewer Authority AGM Series 2019-A 5.00%, 09/01/2044	1,100	1,172,934
Pocono Mountains Industrial Park Authority (St Luke’s Hospital Obligated Group) Series 2015 5.00%, 08/15/2040	1,140	1,150,201

		3,691,562

Puerto Rico – 0.8%
Commonwealth of Puerto Rico Series 2022-C 0.00%, 11/01/2043	178	103,865
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2019-A 5.00%, 07/01/2058	100	100,500

		204,365

South Carolina – 8.2%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	1,000	1,053,145
South Carolina Public Service Authority Series 2021-A 4.00%, 12/01/2035	1,000	1,016,216

		2,069,361

Texas – 1.2%
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(b)	100	76,710

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	$200	$222,080

		298,790

Virginia – 4.4%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	1,014,689
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059	100	109,226

		1,123,915

Washington – 3.0%
State of Washington Series 2020 5.00%, 07/01/2025	750	770,184

Wisconsin – 0.6%
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration, Inc.) Series 2024 5.00%, 08/01/2027(a) (b)	150	153,673

Total Long-Term Municipal Bonds (cost $24,082,902)		24,339,661

Short-Term Municipal Notes – 3.6%
Massachusetts – 3.6%
Massachusetts Development Finance Agency (Trustees of Boston University) Series 2018-U 3.65%, 10/01/2042(d) (cost $900,000)	900	900,000

Total Investments – 99.7% (cost $24,982,902)(e)		25,239,661
Other assets less liabilities – 0.3%		78,417

Net Assets – 100.0%		$25,318,078

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,200	12/13/2030	1 Day SOFR	3.854%	Annual	$ (16,389)	$—	$(16,389)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	300	12/13/2030	1 Day SOFR	3.647%	Annual	$(6,021)	$—	$(6,021)

						$(22,410)	$—	$(22,410)

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $580,847 or 2.3% of net assets.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 29, 2024.
(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $269,684 and gross unrealized depreciation of investments was $(35,335), resulting in net unrealized appreciation of $234,349.

As of February 29, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.2% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Tax-Aware Intermediate Municipal ETF

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$24,339,661	$—	$24,339,661
Short-Term Municipal Notes	—	900,000	—	900,000

Total Investments in Securities	—	25,239,661	—	25,239,661
Other Financial Instruments(a):
Assets	—	—	—	—
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(22,410)	—	(22,410)

Total	$—	$25,217,251	$—	$25,217,251

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.